TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Schedule of Trade and Other Payables
	December 31, 2023 US$’000	December 31, 2022 US$’000
Trade payables	3,885	6,205
Accruals and other liabilities	7,552	8,585
Amounts payable for financial assets (Note 13)	800	-
Payroll taxes	405	368
Employee related social insurance	110	103
Deferred income	50	114

	12,802	15,375